CG VARIABLE ANNUITY ACCOUNTS I & II


DEAR INVESTOR:

We're pleased to provide you with this annual report for Connecticut General Variable Annuity Accounts I and II for the twelve months ended December 31, 1995.

Following is a summary of key performance results:

For Qualified Contractholders
 . Accumulation Unit Values for the Flexible Annuity increased 35.33% from the
  December 31,1994 level, from $74.835 to $101.272.

 . For all other qualified individual contracts, Accumulation Unit Values increased 35.80%, from $78.306 to $106.339.

 . Accumulation Unit Values for Group Qualified Contracts with 50 participants or more increased 36.48% from $89.219 to $121.763 during the period from January 1, 1995 to December 31, 1995.

 . Over the last five years (January 1, 1991 to December 31, 1995), the Unit
  Values for Group Qualified Contracts with 50 participants or more increased
  99%.

For Non-Qualified Contractholders
 . Accumulation Unit Values for the Flexible Annuity increased 35.33% from the
  December 31, 1994 level, from $65.997 to $89.312.

 . For all other non-qualified individual contracts, Accumulation Unit Values increased 35.80%, from $69.507 to $94.390.

 . Accumulation Unit Values for Group Non-Qualified Contracts increased 36.48% from $79.187 to $108.072 during the period from January 1, 1995 to December 31,1995.

 . Over the last five years (January 1, 1991 to December 31, 1995), the Unit
  Values for Group Non-Qualified Contracts increased 99%.

In addition to the financial statements for your annuity contracts, this report includes the financial statements and a list of holdings for the CIGNA Variable Products S&P 500 Index Fund (formerly Companion Fund), the mutual fund supporting Variable Annuity Accounts I & II.

Thank you for letting us serve your investment needs. We look forward to our continuing relationship in the coming years.


/s/ Thomas C Jones

THOMAS C. JONES
PRESIDENT,
CIGNA INDIVIDUAL INSURANCE


/s/ Byron Oliver

BYRON D. OLIVER
PRESIDENT,
CIGNA RETIREMENT & INVESTMENT SERVICES

CG VARIABLE ANNUITY ACCOUNT I

STATEMENT OF
ASSETS AND LIABILITIES
DECEMBER 31, 1995

ASSETS:
 Investment in CIGNA Variable Products S&P 500 Index Fund
   (formerly Companion Fund) at net asset value, 5,408,521
   shares at $10.75 per share (cost $54,825,600;
   unrealized appreciation $3,315,938)                                                $58,141,538
                                                                                      -----------
   Total assets                                                                        58,141,538
                                                                                      -----------
LIABILITIES:
 Payable to Connecticut General Life Insurance Company                                    126,510
                                                                                      -----------
    Total liabilities                                                                     126,510
                                                                                      -----------
NET ASSETS                                                                            $58,015,028
                                                                                      ===========
NET ASSETS REPRESENTED BY:


                                                 ACCUMULATION          UNIT
                                                    UNITS              VALUE
                                                 -------------        ------
 Group contracts:
   50 participants or more                          261,172           $121.76         $31,801,193
   Less than 50 participants                         45,992           113.772           5,232,527
   Tax-deferred annuity contracts issued
     after May 1, 1976                              115,290           100.335          11,567,671

 Individual contracts:
   Variable annuity contracts                        19,685           106.339           2,093,237
   Flexible annuity contracts                        17,502           101.272           1,772,476

 Reserve for variable annuity contracts
   in distribution period                                                               5,547,924
                                                                                      -----------
                                                                                      $58,015,028
                                                                                      ===========


The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY ACCOUNT I

STATEMENT OF
CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31,                                 1995            1994
                                                     -----------    -----------
FROM OPERATIONS:
Investment income -- net                             $ 1,217,190    $   616,835
Realized gain on investments -- net                    1,611,839      4,920,721
Change in unrealized appreciation (depreciation)
 on investments -- net                                13,658,575     (5,449,093)
                                                     -----------    -----------
Increase in net assets resulting
 from operations                                      16,487,604         88,463
                                                     -----------    -----------
FROM UNIT TRANSACTIONS:
Participant contributions - net                          814,579        817,101
Amount transferred out of Account - net                 (786,241)      (292,943)
Withdrawal of funds on terminated contracts - net     (6,399,909)    (5,713,887)
Annuity benefit distributions                           (772,981)      (658,394)
Mortality guarantee adjustment                           305,637        117,321
Equalization adjustment                                    4,075         (2,543)
                                                     -----------    ------------
Decrease in net assets derived
 from unit transactions                               (6,834,840)    (5,733,345)
                                                     -----------    -----------
INCREASE (DECREASE) IN NET ASSETS                      9,652,764     (5,644,882)

NET ASSETS:
Beginning of year                                     48,362,264     54,007,146
                                                     -----------    -----------
End of year                                          $58,015,028    $48,362,264
                                                     ===========    ===========

The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY ACCOUNT I

STATEMENT OF
OPERATIONS

YEAR ENDED DECEMBER 31,                                                            1995           1994
                                                                               ------------   ------------
INVESTMENT INCOME:
 Dividends                                                                     $  1,439,181   $    829,994
 Expenses:
   Mortality and expense risk                                                       221,991        213,159
                                                                               ------------   ------------
 INVESTMENT INCOME -- NET                                                         1,217,190        616,835
                                                                               ------------   ------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
 Proceeds from sale of shares                                                     7,853,234      7,152,907
 Cost of shares sold                                                              7,176,648      7,229,717
                                                                               ------------   ------------
 Realized gain (loss) from security
   transactions -- net                                                              676,586        (76,810)
 Capital gains distribution                                                         935,253      4,997,531
                                                                               ------------   ------------
 REALIZED GAIN ON
   INVESTMENTS -- NET                                                             1,611,839      4,920,721
                                                                               ------------   ------------

UNREALIZED (DEPRECIATION) APPRECIATION
ON INVESTMENTS:
 Beginning of year                                                              (10,342,637)    (4,893,544)
 End of year                                                                      3,315,938    (10,342,637)
                                                                               ------------   ------------
 CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   ON INVESTMENTS -- NET                                                         13,658,575     (5,449,093)
                                                                               ------------   ------------

INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                                                     $ 16,487,604   $     88,463
                                                                               ============   ============

RATIO OF EXPENSES TO AVERAGE NET ASSETS                                               .417%          .416%

RATIO OF NET INVESTMENT INCOME TO AVERAGE
NET ASSETS                                                                           2.288%         1.205%

NUMBER OF ACCUMULATION UNITS OUTSTANDING
AT END OF YEAR                                                                      459,641        523,214

The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY ACCOUNT I

NOTES TO
FINANCIAL STATEMENTS

The Account is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The operations of the Account are part of the operations of Connecticut General Life Insurance Company (CG Life).

1. The following is a summary of significant accounting policies consistently applied in the preparation of the Account's financial statements:

   A. The investment in CIGNA Variable Products S&P 500 Index Fund (known as the Companion Fund prior to January 2, 1996) (Fund) shares is valued at the closing net asset value per share as determined by the Fund on December 31, 1995. The fund was organized by CG Life in 1968.

   B. The amount of the reserve for contracts in the distribution period is determined by actuarial assumptions which meet statutory requirements. Gains or losses resulting from actual mortality experience, the full responsibility for which is assumed by CG Life, are offset by transfers to or from CG Life.

   C. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and income is recorded on the ex-dividend date. Cost of investments sold is determined on the basis of the last-in, first-out method.

   D. The operations of the Account are included in, and taxed as part of, CG Life's tax return, which is taxed as a life insurance company. Under Internal Revenue Code Section 817 there is no taxable income attributable to the Account.

2. Under the terms of the annuity contracts, the individual participant can elect either a fixed or variable annuity benefit at retirement. The Group participant can elect either a fixed or variable annuity benefit during the accumulation phase and at retirement. The assets providing for the variable annuity benefit will be invested in the Fund, and the fixed annuity contract will be purchased from the Account's sponsor, CG Life.

                                           1995      1994
                                         --------  --------
Transfers to CG Life
for purchase of fixed
annuity contracts during
accumulation phase
(included in net
amount transferred
out of Account)                          $831,061  $330,412

Transfers from CG Life
for purchase of variable
annuity contracts during
accumulation phase
(included in net
amount transferred
out of Account)                          $ 44,820  $ 37,469

Transfers from
accumulation period
to distribution period                   $210,235  $ 39,720

3. The cost of investments represents the accumulated cost of Fund shares purchased by the Account at net asset value with net participant contributions received and from reinvestment of all distributions made by the Fund.

4. Participant contributions are net of mortality and expense risk charges, which generally range from 0.25% to 0.60%, depending on contract size, premium taxes (if any), and sales load of $22,833 and $25,254 for the years ended December 31, 1995 and 1994, respectively. These amounts are deducted from participant contributions and paid to CG Life in accordance with the contract.

5. Withdrawal of funds on terminated contracts is net of administrative charges of $12,189 and $12,740 for the years ended December 31, 1995 and 1994, respectively. These amounts are paid to CG Life in accordance with the contract.

6. Contracts are sold primarily by persons who are insurance agents of or brokers for CG Life authorized by applicable law to sell life and other forms of personal insurance and who are similarly authorized to sell variable annuities. These persons are for the most part registered representatives of CIGNA Financial Advisors, Inc.

CG VARIABLE ANNUITY ACCOUNT I

NOTES TO
FINANCIAL STATEMENTS (Continued)

7. ACCUMULATION UNITS INFORMATION

                       SCHEDULE OF SELECTED PER-UNIT DATA
                       ----------------------------------

                                                               December 31,
                                          ------------------------------------------------
Group Contracts:                            1995      1994      1993      1992      1991
                                          --------  --------  --------  --------  --------
 50 PARTICIPANTS OR MORE:
 Net asset value:
----------------------------------------
 Beginning of year                        $ 89.219  $ 88.848  $ 86.503  $ 83.718  $ 61.058
 End of year                               121.763    89.219    88.848    86.503    83.718
                                          --------  --------  --------  --------  --------
   Net increase in net asset value
   resulting from operations              $ 32.544  $  0.371  $  2.345  $  2.785  $ 22.660
                                          ========  ========  ========  ========  ========
 Accumulation units outstanding:
----------------------------------------
 End of year                               261,172   308,233   353,129   403,359   459,344
                                          ========  ========  ========  ========  ========
 LESS THAN 50 PARTICIPANTS:
 Net asset value:
----------------------------------------
 Beginning of year                        $ 83.580  $ 83.449  $ 81.459  $ 79.044  $ 57.799
 End of year                               113.772    83.580    83.449    81.459    79.044
                                          --------  --------  --------  --------  --------
   Net increase in net asset value
   resulting from operations              $ 30.192  $  0.131  $  1.990  $  2.415  $ 21.245
                                          ========  ========  ========  ========  ========
 Accumulation units outstanding:
----------------------------------------
 End of year                                45,992    50,443    52,486    63,109    66,565
                                          ========  ========  ========  ========  ========
 TAX-DEFERRED ANNUITY CONTRACTS
 ISSUED AFTER MAY 1, 1976:
 Net asset value:
----------------------------------------
 Beginning of year                        $ 73.775  $ 73.725  $ 72.031  $ 69.957  $ 51.201
 End of year                               100.335    73.775    73.725    72.031    69.957
                                          --------  --------  --------  --------  --------
   Net increase in net asset value
   resulting from operations              $ 26.560  $  0.050  $  1.694  $  2.074  $ 18.756
                                          ========  ========  ========  ========  ========
 Accumulation units outstanding:
----------------------------------------
 End of year                               115,290   121,840   124,827   128,504   136,843
                                          ========  ========  ========  ========  ========

CG VARIABLE ANNUITY ACCOUNT I

NOTES TO
FINANCIAL STATEMENTS (Continued)

7. ACCUMULATION UNITS INFORMATION (Continued)

                                                               December 31,
                                           ---------------------------------------------
Individual Contracts:                        1995      1994     1993     1992     1991
                                           --------  -------   -------  -------  -------
 VARIABLE ANNUITY CONTRACTS:
 Net asset value:
----------------------------------------
 Beginning of year                         $ 78.306  $78.370   $76.684  $74.589  $54.672
 End of year                                106.339   78.306    78.370   76.684   74.589
                                           --------  -------   -------  -------  -------
   Net increase (decrease) in net asset
   value resulting from operations         $ 28.033  $(0.064)  $ 1.686  $ 2.095  $19.917
                                           ========  =======   =======  =======  =======
 Accumulation units outstanding:
----------------------------------------
 End of year                                 19,685   23,011    30,646   44,003   47,745
                                           ========  =======   =======  =======  =======
 FLEXIBLE ANNUITY CONTRACTS:
 Net asset value:
----------------------------------------
 Beginning of year                         $ 74.835  $75.158   $73.800  $72.035  $52.985
 End of year                                101.272   74.835    75.158   73.800   72.035
                                           --------  -------   -------  -------  -------
   Net increase (decrease) in net asset
   value resulting from operations         $ 26.437  $(0.323)  $ 1.358  $ 1.765  $19.050
                                           ========  =======   =======  =======  =======
 Accumulation units outstanding:
----------------------------------------
 End of year                                 17,502   19,687    22,970   25,148   29,545
                                           ========  =======   =======  =======  =======

8. DIVERSIFICATION REQUIREMENTS
Under the provisions of Section 817(h) of the Internal Revenue Code (Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements, as set forth in regulations issued by the Secretary of Treasury.

The Secretary of Treasury has issued regulations under Section 817(h) of the Code. CG Life believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

REPORT OF
INDEPENDENT ACCOUNTANTS

To the Participants of
CG Variable Annuity Account I of
Connecticut General Life
Insurance Company

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the selected per unit data and ratios present fairly, in all material respects, the financial position of CG Variable Annuity Account I (the "Account") of Connecticut General Life Insurance Company at December 31, 1995, the results of its operations and the changes in its net assets and the selected per unit data and ratios for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and selected per unit data and ratios (hereafter referred to as "financial statements") are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.


/s/ Price Waterhouse LLP


One Financial Plaza
Hartford, Connecticut
February 13, 1996

CG VARIABLE ANNUITY ACCOUNT II

STATEMENT OF
ASSETS AND LIABILITIES

DECEMBER 31, 1995

ASSETS:
 Investment in CIGNA Variable Products S&P 500 Index Fund
   (formerly Companion Fund) at net asset value, 625,863 shares at $10.75 per share (cost $7,485,776; unrealized depreciation
   $757,756)                                                                          $6,728,020
 Receivable from Connecticut General Life Insurance Company                               89,383
                                                                                      ----------
   Total assets                                                                        6,817,403
                                                                                      ----------

LIABILITIES:
   Total liabilities                                                                          --
                                                                                      ----------
NET ASSETS                                                                            $6,817,403
                                                                                      ==========

NET ASSETS REPRESENTED BY:

                                                             ACCUMULATION    UNIT
                                                                 UNITS       VALUE
                                                             ------------  --------
 Group contracts:                                                6,864     $108.072   $  741,845

 Individual contracts:
   Variable annuity contracts                                    8,566       94.390      808,535
   Flexible annuity contracts                                   26,647       89.312    2,379,860

 Reserve for variable annuity contracts
   in distribution period                                                              2,887,163
                                                                                      ----------
                                                                                      $6,817,403
                                                                                      ==========


The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY ACCOUNT II

STATEMENT OF
CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1995                            1995           1994
                                                     -----------    ----------
FROM OPERATIONS:
Investment income -- net                             $  113,973    $   41,468
Realized gain on investments -- net                     160,383       569,337
Change in unrealized depreciation
 on investments -- net                                1,563,130      (623,841)
                                                     -----------   -----------
Increase (decrease) in net assets resulting
 from operations                                      1,837,486       (13,036)
                                                     -----------   -----------

FROM UNIT TRANSACTIONS:
Participant contributions - net                           7,361         7,174
Withdrawal of funds on terminated contracts - net      (251,483)     (348,002)
Annuity benefit distributions                          (355,784)     (390,043)
Mortality guarantee adjustment                          211,878        54,622
Equalization adjustment                                     (44)           80
                                                     -----------   -----------
Decrease in net assets derived
 from unit transactions                                (388,072)     (676,169)
                                                     -----------   -----------
INCREASE (DECREASE) IN NET ASSETS                     1,449,414      (689,205)

NET ASSETS:
Beginning of year                                     5,367,989     6,057,194
                                                     -----------   -----------
End of year                                          $6,817,403    $5,367,989
                                                     ===========   ===========

The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY ACCOUNT II

STATEMENT OF
OPERATIONS

YEAR ENDED DECEMBER 31,                          1995          1994
                                             ------------  ------------
INVESTMENT INCOME:
 Dividends                                   $   165,212   $    91,326
 Expenses:
   Mortality and expense risk                     51,239        49,858
                                             ------------  ------------
 INVESTMENT INCOME -- NET                        113,973        41,468
                                             ------------  ------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
 Proceeds from sale of shares                    720,842       828,031
 Cost of shares sold                             667,924       833,446
                                             ------------  ------------
 Realized gain (loss) from security
   transactions -- net                            52,918        (5,415)
 Capital gains distribution                      107,465       574,752
                                             ------------  ------------
 REALIZED GAIN ON
   INVESTMENTS -- NET                            160,383       569,337
                                             ------------  ------------

UNREALIZED DEPRECIATION
ON INVESTMENTS:
 Beginning of year                            (2,320,886)   (1,697,045)
 End of year                                    (757,756)   (2,320,886)
                                             ------------  ------------
 CHANGE IN UNREALIZED DEPRECIATION
   ON INVESTMENTS -- NET                       1,563,130      (623,841)
                                             ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                    $ 1,837,486   $   (13,036)
                                             ============  ============

RATIO OF EXPENSES TO AVERAGE NET ASSETS            .840%         .873%

RATIO OF NET INVESTMENT INCOME TO AVERAGE
NET ASSETS                                        1.870%         .726%

NUMBER OF ACCUMULATION UNITS OUTSTANDING
AT END OF YEAR                                    42,077        43,404

The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY ACCOUNT II

NOTES TO
FINANCIAL STATEMENTS

The Account is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The operations of the Account are part of the operations of Connecticut General Life Insurance Company (CG Life).

1. The following is a summary of significant accounting policies consistently applied in the preparation of the Account's financial statements:

  A. The investment in CIGNA Variable Products S&P 500 Index Fund (known as the Companion Fund prior to January 2, 1996) (Fund) shares is valued at the closing net asset value per share as determined by the Fund on December 31, 1995. The Fund was organized by CG Life in 1968.

  B. The amount of the reserve for contracts in the distribution period is determined by actuarial assumptions which meet statutory requirements. Gains or losses resulting from actual mortality experience, the full responsibility for which is assumed by CG Life, are offset by transfers to or from CG Life.

  C. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and income is recorded on the ex-dividend date. Cost of investments sold is determined on the basis of the last-in, first-out method.

  D. The operations of the Account are included in, and taxed as part of, CG Life's tax return, which is taxed as a life insurance company. Under Internal Revenue Code Section 817 there is no taxable income attributable to the Account.

2. Under the terms of the annuity contracts, the individual participant can elect either a fixed or variable annuity benefit at retirement. The Group participant can elect either a fixed or variable annuity benefit during the accumulation phase and at retirement. The assets providing for the variable annuity benefit will be invested in the Fund, and the fixed annuity contract will be purchased from the Account's sponsor, CG Life. There were no transfers from accumulation period to distribution period during 1995 or 1994.

3. The cost of investments represents the accumulated cost of Fund shares purchased by the Account at net asset value with net participant contributions received and from reinvestment of all distributions made by the Fund.

4. Participant contributions are net of mortality and expense risk charges, which generally range from 0.25% to 0.50%, depending on contract size, premium taxes (if any), and sales load of $424 and $411 for the years ended December 31, 1995 and 1994, respectively. These amounts are deducted from participant contributions and paid to CG Life in accordance with the contract.

5. Withdrawal of funds on terminated contracts is net of administrative charges of $568 and $620 for the years ended December 31, 1995 and 1994, respectively. These amounts are paid to CG Life in accordance with the contract.

6. Contracts are sold primarily by persons who are insurance agents of or brokers for CG Life authorized by applicable law to sell life and other forms of personal insurance and who are similarly authorized to sell variable annuities. These persons are for the most part registered representatives of CIGNA Financial Advisors, Inc.

CG VARIABLE ANNUITY ACCOUNT II

NOTES TO
FINANCIAL STATEMENTS (Continued)

7. ACCUMULATION UNITS INFORMATION

                       SCHEDULE OF SELECTED PER-UNIT DATA
                       ----------------------------------

                                                                 December 31,
                                               ----------------------------------------------
Group Contracts:                                 1995       1994     1993     1992     1991
                                               --------   -------   -------  -------  -------
 Net asset value:
 -----------------------------------------
 Beginning of year                             $ 79.187   $78.857   $76.776  $74.305  $54.193
 End of year                                    108.072    79.187    78.857   76.776   74.305
                                               --------   -------   -------  -------  -------
   Net increase in net asset value
   resulting from operations                   $ 28.885   $ 0.330   $ 2.081  $ 2.471  $20.112
                                               ========   =======   =======  =======  =======
 Accumulation units outstanding:
 -----------------------------------------
 End of year                                      6,864     6,819     6,987    8,563    8,692
                                               ========   =======   =======  =======  =======
Individual Contracts:
 VARIABLE ANNUITY CONTRACTS:
 Net asset value:
 -----------------------------------------
 Beginning of year                             $ 69.507   $69.564   $68.068  $66.208  $48.529
 End of year                                     94.390    69.507    69.564   68.068   66.208
                                               --------   -------   -------  -------  -------
   Net increase (decrease) in net asset
   value resulting from operations             $ 24.883   $(0.057)  $ 1.496  $ 1.860  $17.679
                                               ========   =======   =======  =======  =======
 Accumulation units outstanding:
 -----------------------------------------
 End of year                                      8,566     8,823    11,050   11,433   12,288
                                               ========   =======   =======  =======  =======
 FLEXIBLE ANNUITY CONTRACTS:
 Net asset value:
 -----------------------------------------
 Beginning of year                             $ 65.997   $66.282   $65.084  $63.528  $46.728
 End of year                                     89.312    65.997    66.282   65.084   63.528
                                               --------   -------   -------  -------  -------
   Net increase (decrease) in net asset
   value resulting from operations             $ 23.315   $(0.285)  $ 1.198  $ 1.556  $16.800
                                               ========   =======   =======  =======  =======
 Accumulation units outstanding:
 -----------------------------------------
 End of year                                     26,647    27,762    30,391   33,228   35,732
                                               ========   =======   =======  =======  =======

8. DIVERSIFICATION REQUIREMENTS
Under the provisions of Section 817(h) of the Internal Revenue Code (Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements, as set forth in regulations issued by the Secretary of Treasury.

The Secretary of Treasury has issued regulations under Section 817(h) of the Code. CG Life believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

REPORT OF
INDEPENDENT ACCOUNTANTS


To the Participants Of
Cg Variable Annuity Account II of
Connecticut General Life
Insurance Company

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the selected per unit data and ratios present fairly, in all material respects, the financial position of CG Variable Annuity Account II (the "Account") of Connecticut General Life Insurance Company at December 31, 1995, the results of its operations and the changes in its net assets and the selected per unit data and ratios for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and selected per unit data and ratios (hereafter referred to as "financial statements") are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.


/s/ Price Waterhouse LLP

One Financial Plaza
Hartford, Connecticut
February 13, 1996

CIGNA Variable Products S&P 500 Index Fund (formerly Companion Fund)

MANAGEMENT'S DISCUSSION AND ANALYSIS (Unaudited)

During 1995, the Federal Reserve (Fed) began to reverse the interest rate hikes of 1994 and orchestrated what many now view as a perfect "soft landing" for the economy. As a result the combination of robust earnings, low inflation, and increased levels of U.S. productivity, domestic equity markets, as represented by the S&P 500 Index, achieved their highest levels of returns in the last 35 years. For the 12-month period ending December 31,1995, the Fund's return, after expenses, was 36.82%, compared with 37.58% for the S&P 500 Index. By contrast, the average return for the equity funds according to Lipper Analytical Services, Inc. was 25.05%.

A rush to participate in market advances was partly responsible for large capitalization stock performance dominating mid-cap and small-cap segments. The S&P MidCap and S&P SmallCap indices earned 30.95% and 29.96%, respectively for the year. Growth stocks finally edged out value stocks with the S&P/BARRA Growth index providing 38.13% while the S&P/BARRA Value Index returned 37.00% in 1995. Major industry winners included electronics, defense, drugs, health care, and banks with returns exceeding 50-60%. Specialty retailing, paper containers, steel and trucking actually lost ground for the year.

As 1995 unfolded, index constituent changes increased due to spinoff and merger related activities. We expect this pattern to continue into 1996.

CIGNA's view, as we enter 1996, is that common stock performance will likely revert to levels closer to the long-term average, low double digit or perhaps high single digit returns. Fed easing should maintain low levels of overall growth and avert recession. Further export growth will offset continuing subdued consumer confidence and demand. Budgetary machinations and presidential year politics loom as wild cards in influencing equity markets in 1996.

                       [PERFORMANCE GRAPH APPEARS HERE]

            GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (Unaudited)
                              1/1/86  - 12/31/95

                             AVERAGE ANNUAL RETURN

                        1 Year      5 Year      10 Year
                        36.82%      15.09%      12.52%

              CIGNA Variable       S&P 500
 Point of    Products S&P 500       Index -
Measurement     Index Fund       Total Return
-----------  ----------------    ------------
    1/86      10000            10000
   12/86      11326.89890159   11863.440527481
   12/87      11769.040392493  16768.941467711
   12/88      12985.342531691  14547.975530218
   12/89      16779.338360054  19152.721906167
   12/90      16110.393640078  18556.806550665
   12/91      22144.618796395  24199.019304468
   12/92      22938.581486259  26042.227035776
   12/93      23619.341630991  28660.707909833
   12/94      23777.190556148  29025.374306729
   12/95      32531.385616032  39933.109971198


CIGNA Variable Products S&P 500 Index Fund's (formerly Companion Fund) performance figures are historical and reflect reinvestment of all dividends and capital gains distributions, and changes in net asset value. The Fund does not charge a sales load, but may be used with variable annuities that contain other charges which would affect the ultimate return to an investor. The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance cannot guarantee comparable future results. The Fund's performance has been compared with the total return performance for the Standard & Poor's Composite Index of 500 Stocks (S&P 500). This index is a group of unmanaged securities widely regarded by investors to be representative of the stock market in general. An investment cannot be made in the index. Index results do not reflect brokerage charges or other investment expenses. As of November 1993, the Fund changed its investment approach from active management to an index method which attempts to replicate the total return performance of the S&P 500, after Fund expenses.

CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND

INVESTMENTS IN SECURITIES

DECEMBER 31, 1995

                                         Number of       Market
                                            Shares        Value
COMMON STOCKS - 97.7%
General Electric Co.                        24,100  $ 1,735,200
A T & T Corp.                               22,100    1,430,975
Exxon Corp.                                 17,500    1,402,188
Coca-Cola Co.                               18,100    1,343,925
Merck & Co., Inc.                           17,700    1,163,775
Philip Morris Companies, Inc.               12,000    1,086,000
Royal Dutch Petroleum Co.                    7,600    1,072,550
Procter & Gamble Co.                         9,700      805,100
Johnson & Johnson                            9,100      779,188
International Business Machines Corp.        8,300      761,525
Wal-Mart Stores, Inc.                       32,400      724,950
Microsoft Corp.*                             8,200      719,550
Intel Corp.                                 11,600      658,300
Mobil Corp.                                  5,600      627,200
PepsiCo, Inc.                               11,200      625,800
Bristol-Myers Squibb Co.                     7,200      618,300
BellSouth Corp.                             14,000      609,000
Hewlett-Packard Co.                          7,200      603,000
American International Group, Inc.           6,450      596,625
GTE Corp.                                   13,500      594,000
General Motors Corp.                        10,600      560,475
Pfizer, Inc.                                 8,800      554,400
Du Pont (E.I.) De Nemours & Co.              7,800      545,025
Amoco Corp.                                  7,000      503,125
Chevron Corp.                                9,200      483,000
SBC Communications, Inc.                     8,400      483,000
Motorola, Inc.                               8,300      473,100
Abbott Laboratories                         11,300      471,775
Federal National Mortgage Assoc.             3,800      471,675
Ameritech Corp.                              7,800      460,200
McDonald's Corp.                             9,800      442,225
Lilly (Eli) & Co.                            7,800      438,750
Disney ( Walt) Co.                           7,300      430,700
Ford Motor Co.                              14,400      417,600
American Home Products Corp.                 4,300      417,100
Bell Atlantic Corp.                          6,100      407,938
Minnesota Mining & Mfg. Co.                  5,900      390,875
Boeing Company                               4,800      376,200
Citicorp                                     5,500      369,875
BankAmerica Corp.                            5,300      343,175
Kimberly-Clark Corp.                         4,016      332,324
Pharmacia & Upjohn, Inc.                     8,410      325,888
Unilever NV                                  2,300  $   323,725
Gillette Co.                                 6,200      323,175
Eastman Kodak Co.                            4,800      321,600
NYNEX Corp.                                  5,900      318,600
Columbia/HCA Healthcare Corp.                6,200      314,650
Home Depot, Inc.                             6,400      306,400
Texaco, Inc.                                 3,700      290,450
American Express Company                     7,000      289,625
Travelers Group, Inc.                        4,547      285,893
Schering-Plough Corp.                        5,200      284,700
Cisco Systems, Inc.*                         3,800      283,575
Chrysler Corp.                               5,000      276,875
Dow Chemical Co.                             3,900      274,463
NationsBank Corp.                            3,900      271,538
Allstate Corp.                               6,398      263,118
Oracle Systems Corp.*                        6,050      256,369
Lockheed Martin Corp.                        3,230      255,170
Atlantic Richfield Co.                       2,300      254,725
Emerson Electric Co.                         3,100      253,425
MCI Communications Corp.                     9,533      249,050
Anheuser-Busch Companies, Inc.               3,600      240,750
Kellogg Co.                                  3,100      239,475
Viacom, Inc., Class B*                       5,000      236,875
Schlumberger Ltd.                            3,400      235,400
U. S. West Communications Group              6,400      228,800
Southern Company                             9,200      226,550
Amgen, Inc.*                                 3,800      225,625
Capital Cities/ABC, Inc.                     1,800      222,075
Banc One Corp.                               5,740      216,685
Morgan (J.P.) & Co.                          2,700      216,675
Sears, Roebuck & Company                     5,500      214,500
Sara Lee Corp.                               6,700      213,562
Campbell Soup Company                        3,500      210,000
Federal Home Loan Mortgage Corp.             2,500      208,750
First Data Corp.                             3,100      207,313
Xerox Corp.                                  1,500      205,500
WMX Technologies, Inc.                       6,800      203,150
Pacific Telesis Group                        6,000      201,750
Time Warner, Inc.                            5,300      200,737
Chemical Banking Corp.                       3,400      199,750
Airtouch Communications, Inc.*               7,000      197,750
Computer Assoc. International, Inc.          3,450      196,219
Monsanto Company                             1,600      196,000

The Notes to Financial Statements are an integral part of these statements.

CIGNA Variable Products S&P 500 Index Fund

DECEMBER 31, 1995

                                         Number of       Market
                                            Shares        Value
Sprint Corp.                                 4,900  $   195,388
Union Pacific Corp.                          2,900      191,400
Allied-Signal, Inc.                          4,000      190,000
General Re Corp.                             1,200      186,000
Warner-Lambert Co.                           1,900      184,538
First Chicago NBD Corp.                      4,653      183,794
Seagram Company Ltd.                         5,200      180,050
Medtronic, Inc.                              3,200      178,800
Burlington Northern Santa Fe Corp.           2,289      178,542
Compaq Computer Corp.*                       3,700      177,600
Tele-Communications, Inc., Class A*          8,900      176,888
Pacific Gas & Electric Co.                   6,100      173,088
Heinz (H.J.) Co.                             5,100      168,938
Baxter International, Inc.                   4,000      167,500
Caterpillar, Inc.                            2,800      164,500
---------------------------------------------------------------
TOTAL 100-LARGEST STOCKS                             40,993,619
---------------------------------------------------------------
Rockwell International Corp.                 3,100      163,913
United Technologies Corp.                    1,700      161,288
Raytheon Co.                                 3,400      160,650
United Healthcare Corp.                      2,400      157,200
Penney (J.C.) Co., Inc.                      3,300      157,162
McDonnell Douglas Corp.                      1,700      156,400
Dun & Bradstreet Corp.                       2,400      155,400
PNC Bank Corp.                               4,800      154,845
Northern Telecom Ltd.                        3,600      154,800
Chase Manhattan Corp.                        2,500      151,563
Wells Fargo & Co.                              700      151,200
Norfolk Southern Corp.                       1,900      150,813
First Interstate Bancorp                     1,100      150,150
Automatic Data Processing, Inc.              2,000      148,500
May Department Stores Co.                    3,500      147,875
ConAgra, Inc.                                3,500      144,375
CPC International, Inc.                      2,100      144,113
Fleet Financial Group, Inc.                  3,516      143,277
Norwest Corp.                                4,300      141,900
Colgate-Palmolive Co.                        2,000      140,500
NIKE, Inc., Class B                          2,000      139,250
First Union Corp.                            2,500      139,063
Duke Power Co.                               2,900      137,388
Enron Corp.                                  3,600      137,250
Archer-Daniels-Midland Co.                   7,607      136,926
CSX Corp.                                    3,000      136,875
International Paper Co.                      3,600  $   136,350
Digital Equipment Corp.*                     2,100      134,663
Texas Instruments, Inc.                      2,600      134,550
Tenneco, Inc.                                2,700      133,987
PPG Industries, Inc.                         2,900      132,675
Merrill Lynch & Co., Inc.                    2,600      132,600
Aluminum Co. of America                      2,500      132,188
Texas Utilities Co.                          3,200      131,600
Barrick Gold Corp.                           4,900      129,238
General Mills, Inc.                          2,200      127,050
Deere & Co.                                  3,600      126,900
Bank of New York, Inc.                       2,600      126,750
Phillips Petroleum Co.                       3,700      126,263
Weyerhaeuser Co.                             2,900      125,425
Loews Corp.                                  1,600      125,400
Gannett Co., Inc.                            2,000      122,750
U. S. West Media Group*                      6,400      121,600
FPL Group, Inc.                              2,600      120,575
American Brands, Inc.                        2,700      120,488
AMP, Inc.                                    3,112      119,423
Sun Microsystems, Inc.*                      2,600      118,625
Albertson's, Inc.                            3,600      118,350
KeyCorp                                      3,258      118,103
SunTrust Banks, Inc.                         1,700      116,450
Chubb Corp.                                  1,200      116,100
Dean Witter, Discover & Co.                  2,400      112,800
Boston Scientific Corp.*                     2,300      112,706
SCE Corp.                                    6,300      111,825
Micron Technology, Inc.                      2,800      110,950
Aetna Life & Casualty Co.                    1,600      110,800
Mellon Bank Corp.                            2,050      110,188
Wachovia Corp.                               2,400      109,800
3Com Corp.*                                  2,300      107,238
United States HealthCare, Inc.               2,300      106,950
Consolidated Edison Co. of N.Y., Inc.        3,300      105,600
American Electric Power Co., Inc.            2,600      105,300
Public Service Enterprises Group, Inc.       3,400      104,125
Pitney-Bowes, Inc.                           2,200      103,400
CIGNA Corp.                                  1,000      103,250
Corning, Inc.                                3,200      102,400
Walgreen Co.                                 3,400      101,575
American General Corp.                       2,900      101,138
Alcan Aluminum Ltd.                          3,200       99,600

The Notes to Financial Statements are an integral part of these statements.

CIGNA Variable Products S&P 500 Index Fund

DECEMBER 31, 1995

                                         Number of       Market
                                            Shares        Value
Unocal Corp.                                 3,400  $    99,025
Dominion Resources, Inc.                     2,400       99,000
Unicom Corp.                                 3,000       98,250
Mattell, Inc.                                3,156       97,047
Hercules, Inc.                               1,700       95,838
Goodyear Tire & Rubber Co.                   2,100       95,288
Applied Materials, Inc.*                     2,400       94,500
Illinois Tool Works, Inc.                    1,600       94,400
First Bank System, Inc.                      1,900       94,288
Occidental Petroleum Corp.                   4,400       94,050
Entergy Corp.                                3,200       93,600
UST, Inc.                                    2,800       93,450
PECO Energy Co.                              3,100       93,388
First Fidelity Bancorporation                1,200       90,450
Georgia-Pacific Corp.                        1,300       89,213
Marsh & McLennan Companies, Inc.             1,000       88,750
Morgan Stanley Group, Inc.                   1,100       88,688
Honeywell, Inc.                              1,800       87,525
Ralston Purina Co.                           1,400       87,325
Houston Industries, Inc.                     3,600       87,300
Limited, Inc.                                5,000       86,875
PacifiCorp                                   4,000       85,000
Loral Corp.                                  2,400       84,900
Toys R' Us, Inc.*                            3,900       84,825
Sysco Corp.                                  2,600       84,500
Air Products & Chemicals, Inc.               1,600       84,400
GAP (The), Inc.                              2,000       84,000
Wrigley (Wm.) Jr. Company                    1,600       84,000
Household International, Inc.                1,400       82,775
Donnelley (R.R.) & Sons Co.                  2,100       82,688
Browning-Ferris Inds., Inc.                  2,800       82,600
---------------------------------------------------------------
TOTAL 200-LARGEST STOCKS                             52,711,981
---------------------------------------------------------------
Barnett Banks, Inc.                          1,400       82,600
Westinghouse Electric Corp.                  5,000       82,500
Placer Dome, Inc.                            3,400       82,025
CUC International, Inc.*                     2,400       81,900
AMR Corporation*                             1,100       81,675
Freeport McMoRan Copper & Gold, Class B*     2,900       81,563
Winn-Dixie Stores, Inc.                      2,200       81,125
Halliburton Co.                              1,600       81,000
Textron, Inc.                                1,200       81,000
ALLTEL Corp.                                 2,700       79,650
ITT Corp.                                    1,500  $    79,500
Fluor Corp.                                  1,200       79,200
Union Carbide Corp.                          2,100       78,750
Hershey Foods Corp.                          1,200       78,000
USX Corporation-Marathon Group               4,000       78,000
MBNA Corp.                                   2,100       77,438
Consolidated Rail Corp.                      1,100       77,000
Federated Dept. Stores, Inc.*                2,800       77,000
Grace (W.R.) & Co.                           1,300       76,863
International Flavors & Fragrances, Inc.     1,600       76,800
Carolina Power & Light Co.                   2,200       75,900
CoreStates Financial Corp.                   2,000       75,750
Avon Products, Inc.                          1,000       75,375
Morton International, Inc.                   2,100       75,338
Central & Southwest Corp.                    2,700       75,263
Eastman Chemical Co.                         1,200       75,150
Dayton Hudson Corp.                          1,000       75,000
Novell, Inc.*                                5,200       74,100
Lowes Companies, Inc.                        2,200       73,700
Boatmen's Bancshares, Inc.                   1,800       73,575
Bankers Trust New York Corp.                 1,100       73,150
Cabletron Systems, Inc.*                       900       72,900
Transamerica Corp.                           1,000       72,875
ITT Hartford Group, Inc.                     1,500       72,563
Masco Corp.                                  2,300       72,163
Great Lakes Chemical Corp.                   1,000       72,000
Tyco International Ltd.                      2,000       71,250
Burlington Resources, Inc.                   1,800       70,650
U. S. Bancorp, Inc.                          2,100       70,613
Lincoln National Corp.                       1,300       69,875
TRW, Inc.                                      900       69,750
Genuine Parts Co.                            1,700       69,700
National City Corp.                          2,100       69,563
Bank of Boston Corp.                         1,500       69,375
Detroit Edison Co.                           2,000       69,000
Amerada Hess Corp.                           1,300       68,900
Nucor Corp.                                  1,200       68,550
Cinergy Corp.                                2,220       67,988
Becton, Dickinson and Co.                      900       67,500
St. Paul Companies, Inc.                     1,200       66,750
Pioneer Hi-Bred International, Inc.          1,200       66,750
Quaker Oats Co.                              1,900       65,550
Marriott International, Inc.                 1,700       65,025

The Notes to Financial Statements are an integral part of these statements.

CIGNA Variable Products S&P 500 Index Fund

DECEMBER 31, 1995

                                         Number of       Market
                                            Shares        Value
Rohn & Haas Co.                              1,000  $    64,375
Comerica, Inc.                               1,600       64,200
Praxair, Inc.                                1,900       63,888
Alco Standard Corporation                    1,400       63,875
Dresser Industries, Inc.                     2,600       63,375
Phelps Dodge Corp.                           1,000       62,250
SAFECO Corp.                                 1,800       62,100
McGraw-Hill, Inc.                              700       60,988
Block (H & R), Inc.                          1,500       60,750
Humana, Inc.*                                2,200       60,225
Kroger Co.*                                  1,600       60,000
Baltimore Gas & Electric Co.                 2,100       59,850
Federal Express Corp.*                         800       59,100
Dover Corp.                                  1,600       59,000
DSC Communications Corp.*                    1,600       59,000
Consolidated Natural Gas Co.                 1,300       58,988
Eaton Corp.                                  1,100       58,988
LSI Logic Corp.*                             1,800       58,950
Cooper Industries, Inc.                      1,600       58,800
Rubbermaid, Inc.                             2,300       58,650
Whirlpool Corp.                              1,100       58,575
Panhandle Eastern Corp.                      2,100       58,538
Union Electric Co.                           1,400       58,450
Tenet Healthcare Corp.                       2,800       58,100
Service Corp. International                  1,300       57,200
Providian Corp.                              1,400       57,050
Williams (The) Companies, Inc.               1,300       57,038
Newell Company                               2,200       56,925
Inco Ltd.                                    1,700       56,525
Computer Sciences Corp.*                       800       56,200
American Stores Co.                          2,100       56,175
Coastal Corp.                                1,500       55,875
Dow Jones & Co., Inc.                        1,400       55,825
Tribune Co.                                    900       55,012
Silcon Graphics, Inc.*                       2,000       55,000
PP & L Resources, Inc.                       2,200       55,000
UNUM Corp.                                   1,000       55,000
Champion International Corp.                 1,300       54,600
General Public Utilities Corp.               1,600       54,400
Crown Cork & Seal Co., Inc.*                 1,300       54,275
Times Mirror Co., Class A                    1,600       54,200
Apple Computer, Inc.                         1,700       54,188
Salomon, Inc.                                1,500       53,250
General Dynamics Corp.                         900  $    53,213
Newmont Mining Corp.                         1,172       53,033
Ingersol-Rand Co. (Rights)                   1,500       52,688
Delta Air Lines, Inc.                          700       51,713
---------------------------------------------------------------
TOTAL 300-LARGEST STOCKS                             59,372,561
---------------------------------------------------------------
Reynolds Metals Co.                            900       50,963
Clorox Co.                                     700       50,138
Knight-Ridder, Inc.                            800       50,000
Golden West Financial Corp.                    900       49,725
Ohio Edison Co.                              2,100       49,350
Sherwin-Williams Co.                         1,200       48,900
Jefferson-Pilot Corp.                        1,050       48,825
Baker Hughes, Inc.                           2,000       48,750
Nordstrom, Inc.                              1,200       48,600
Great Western Financial Corp.                1,900       48,450
Interpublic Group of Cos., Inc.              1,100       47,713
Union Camp Corp.                             1,000       47,625
VF Corp                                        900       47,475
Southwest Airlines Co.                       2,000       46,500
Kmart Corp.                                  6,400       46,400
Grainger (W.W.), Inc.                          700       46,375
Melville Corp.                               1,500       46,125
Dillard Department Stores, Inc., Class A     1,600       45,600
Premark International, Inc.                    900       45,563
Torchmark Corp.                              1,000       45,250
St. Jude Medical, Inc.                       1,050       45,150
Willamette Industries, Inc.                    800       45,000
Northrop Grumman Corp.                         700       44,800
Kerr-McGee Corp.                               700       44,450
Tellabs, Inc.*                               1,200       44,400
Northern States Power Co.                      900       44,213
Republic New York Corp.                        700       43,488
Hilton Hotels Corp.                            700       43,050
Pall Corp.                                   1,600       43,000
Sonat, Inc.                                  1,200       42,750
Engelhard Corp.                              1,950       42,413
Ahmanson (H. F.) & Co.                       1,600       42,400
Black & Decker Corp.                         1,200       42,300
Harcourt General, Inc.                       1,000       41,875
Mead Corp.                                     800       41,800
Tandy Corp.                                  1,000       41,500
New York Times Co., Class A                  1,400       41,475

The Notes to Financial Statements are an integral part of these statements.

CIGNA Variable Products S&P 500 Index Fund

DECEMBER 31, 1995

                                         Number of       Market
                                            Shares        Value
Johnson Controls, Inc.                         600  $    41,250
Price/Costco, Inc.*                          2,700       41,175
Rite Aid Corp.                               1,200       41,100
Dana Corp.                                   1,400       40,950
Avery Dennison Corp.                           800       40,100
Mallinckrodt Group, Inc.                     1,100       40,013
Laidlaw, Inc., Class B                       3,900       39,975
Louisiana-Pacific Corp.                      1,600       38,800
Circuit City Stores, Inc.                    1,400       38,675
Dial Corp.                                   1,300       38,513
National Semiconductor Corp.*                1,700       37,825
Westvaco Corp.                               1,350       37,463
Hasbro, Inc.                                 1,200       37,200
Brown-Forman Corp., Class B                  1,000       36,500
ITT Industries, Inc.                         1,500       36,000
Parker-Hannifin Corp.                        1,050       35,963
Western Atlas, Inc.*                           700       35,350
Temple-Inland, Inc.                            800       35,300
Harrah's Entertainment, Inc.*                1,450       35,163
Whitman Corp.                                1,500       34,875
Deluxe Corp.                                 1,200       34,800
Sigma-Aldrich Corp.                            700       34,650
Raychem Corp.                                  600       34,125
Cyprus Amax Minerals Co.                     1,300       33,963
Pacific Enterprises                          1,200       33,900
USX Corporation-U.S. Steel Group             1,100       33,825
FMC Corp.*                                     500       33,813
Polaroid Corp.                                 700       33,163
Harris Corp.                                   600       32,775
Beneficial Corp.                               700       32,638
Bausch & Lomb, Inc.                            800       31,700
Ashland, Inc.                                  900       31,613
SuperValu, Inc.                              1,000       31,500
Manor Care, Inc.                               900       31,500
Brunswick Corp.                              1,300       31,200
Federal Paper Board Co., Inc.                  600       31,125
Reebok International Ltd.                    1,100       31,075
Armstrong World Ind., Inc.                     500       31,000
Stanley Works                                  600       30,900
Columbia Gas Systems, Inc.                     700       30,713
Liz Claiborne, Inc.                          1,100       30,525
Maytag Corp.                                 1,500       30,375
Nalco Chemical Co.                           1,000       30,125
Sun Company, Inc.                            1,100  $    30,113
Ecolab, Inc.                                 1,000       30,000
Wendy's International, Inc.                  1,400       29,750
ALZA Corp., Class A*                         1,200       29,700
Homestake Mining Co.                         1,900       29,688
Cooper Tire & Rubber Co.                     1,200       29,550
Roadway Services, Inc.                         600       29,325
Allergan, Inc.                                 900       29,250
Echlin, Inc.                                   800       29,200
James River Corp.                            1,200       28,950
Biomet, Inc.*                                1,600       28,600
American Greetings Corp., Class A            1,000       27,625
Goodrich (B.F.) Co.                            400       27,250
Ryder System, Inc.                           1,100       27,225
Snap-On Tools Corp.                            600       27,150
Worthington Industries, Inc.                 1,300       27,056
Owens-Corning Fiberglas Corp.*                 600       26,925
Fruit of the Loom, Inc., Class A*            1,100       26,813
Comcast Corp., Class A                       1,500       26,438
Darden Restaurants, Inc.*                    2,200       26,125
---------------------------------------------------------------
TOTAL 400-LARGEST STOCKS                             63,134,878
---------------------------------------------------------------
Moore Corporation Ltd.                       1,400       26,075
Pennzoil Co.                                   600       25,350
Giant Foods, Inc., Class A                     800       25,200
Ceridian Corp.*                                600       24,750
Woolworth Corp.                              1,900       24,700
Millipore Corp.                                600       24,675
PACCAR, Inc.                                   575       24,222
Autodesk, Inc.                                 700       23,975
Cox Communications, Inc., Class A*           1,229       23,966
Mercantile Stores Co., Inc.                    500       23,125
Advanced Micro Devices, Inc.*                1,400       23,100
Pep Boys-Manny, Moe & Jack                     900       23,063
National Service Industries, Inc.              700       22,663
General Signal Corp.                           700       22,663
Perkin-Elmer Corp.                             600       22,650
Bard (C. R.), Inc.                             700       22,575
Santa Fe Pacific Gold Corp.                  1,840       22,310
Varity Corp.*                                  600       22,275
Cummins Engine Co., Inc.                       600       22,200
Thomas & Betts Corp.                           300       22,125
Andrew Corp.*                                  575       21,994

The Notes to Financial Statements are an integral part of these statements.

CIGNA Variable Products S&P 500 Index Fund

DECEMBER 31, 1995

                                         Number of       Market
                                            Shares        Value
USF&G Corp.                                  1,300  $    21,938
Louisiana Land & Exploration Co.               500       21,438
Foster Wheeler Corp.                           500       21,250
Bethlehem Steel Corp. (Rights)               1,500       21,000
Boise Cascade Corp.                            600       20,775
Teledyne, Inc.                                 800       20,500
Lehman Brothers Holdings, Inc.                 940       19,975
Harnischfeger Industries, Inc.                 600       19,950
Tektronix, Inc.                                400       19,650
King World Productions, Inc.*                  500       19,438
EG & G, Inc.                                   800       19,400
Niagara Mohawk Power Co.                     2,000       19,250
NICOR, Inc.                                    700       19,250
Asarco, Inc.                                   600       19,200
TJX Companies, Inc.                          1,000       18,875
Pittston Services Group                        600       18,825
Oryx Energy Co.                              1,400       18,725
Bemis Company, Inc.                            700       17,938
McDermott International, Inc.                  800       17,600
Briggs & Stratton Corp.                        400       17,350
United States Surgical Corp.                   800       17,100
Tandem Computers, Inc.*                      1,600       17,000
Meredith Corp.                                 400       16,750
Russell Corp.                                  600       16,650
Echo Bay Mines Ltd.                          1,600       16,600
Scientific-Atlanta, Inc.                     1,100       16,500
Shared Medical Systems Corp.                   300       16,313
Potlatch Corp.                                 400       16,000
Consolidated Freightways, Inc.                 600       15,900
Peoples Energy Corp.                           500       15,875
Stone Container Corp.*                       1,100       15,813
Fleetwood Enterprises, Inc.                    600       15,450
Timken Co.                                     400       15,300
NorAm Energy Corp.                           1,700       15,088
Inland Steel Industries, Inc.                  600       15,075
Ogden Corp.                                    700       14,963
Crane Co.                                      400       14,750
ENSERCH Corp.                                  900       14,625
Jostens, Inc.                                  600       14,550
Longs Drug Stores Corp.                        300       14,363
Centex Corp.                                   400       13,900
Alberto-Culver Co., Class B                    400       13,750
Amdahl Corp.                                 1,600       13,600
Unisys Corp.*                                2,400  $    13,500
Pulte Corp.                                    400       13,450
USLIFE Corp.                                   450       13,444
Cincinnati Milacron, Inc.                      500       13,125
Beverly Enterprises, Inc.*                   1,200       12,750
Santa Fe Energy Resources, Inc.              1,300       12,513
Safety-Kleen Corp.                             800       12,500
USAir Group, Inc.*                             900       11,925
Rowan Companies, Inc.*                       1,200       11,850
Navistar International Corp.*                1,100       11,550
Great Atlantic & Pacific Tea Co., Inc.         500       11,500
TRINOVA Corp.                                  400       11,450
Alexander & Alexander Services, Inc.           600       11,400
Coors (Adolph) Co., Class B                    500       11,063
Ball Corp.                                     400       11,000
Eastern Enterprises                            300       10,575
Fleming Companies, Inc.                        500       10,313
Cray Research, Inc.*                           400        9,900
Bally Entertainment Corp.*                     700        9,800
Intergraph Corp.*                              600        9,450
ONEOK, Inc.                                    400        9,150
Helmerich & Payne, Inc.                        300        8,925
Armco, Inc.                                  1,500        8,813
Harland (J.H.) Co.                             400        8,350
Springs Industries, Inc., Class A              200        8,275
Giddings & Lewis, Inc.                         500        8,250
Kaufman & Broad Home Corp.                     500        7,438
Community Psychiatric Centers                  600        7,350
Data General Corp.*                            500        6,875
Luby's Cafeterias, Inc.                        300        6,675
Shoney's, Inc.*                                600        6,150
Outboard Marine Corp.                          300        6,113
Ryans Family Steak Houses, Inc.*               800        5,600
NACCO Industries, Inc., Class A                100        5,550
Schweitzer-Mauduit International, Inc.*        230        5,319
Stride Rite Corp.                              700        5,250
Yellow Corp.                                   400        4,950
First Mississippi Gold, Inc.                   213        4,729
Bassett Furniture Industries, Inc.             200        4,650
Brown Group, Inc.                              300        4,275
Zurn Industries, Inc.                          200        4,275
Charming Shoppes, Inc.                       1,400        4,025
GC Companies, Inc.*                            120        4,020

The Notes to Financial Statements are an integral part of these statements.

CIGNA Variable Products S&P 500 Index Fund

DECEMBER 31, 1995

                                         Number of       Market
                                            Shares        Value
Strattec Security Corp.*                       180       $3,195
Handleman Co.                                  500        2,875
Aviall, Inc.                                   300        2,813
Morrison Knudsen Corp.                         500        2,125
Crown Vantage, Inc.*                           120        1,710
Gardner Denver Machinery, Inc.                  72        1,368
Transport Holdings, Inc., Class A*              22          897
Harris Computer Systems, Inc.*                  30          405
Brunos, Inc.                                    31          326
                                                     ----------
TOTAL COMMON STOCKS - 97.7%
 (Cost $48,921,285)                                  64,770,555
                                                     ----------

PREFERRED STOCK
 (Cost $257)
Teledyne, Inc., Class E*                        34          489
                                                     ----------

WARRANTS
 (Cost $111)
Fleet Financial Group, Inc.*                     5          204
                                                     ----------

The Notes to Financial Statements are an integral part of these statements.

CIGNA Variable Products S&P 500 Index Fund

DECEMBER 31, 1995

                                                         Par         Market
                                                       (000)          Value
SHORT-TERM OBLIGATIONS - 2.5%
Commercial Paper - 2.5%
Household Finance Corp., 5.65%, 1/2/96          $  1,503,000    $ 1,503,000
U.S. Treasury Bills,
 5.34%, 1/8/96**                                     150,000        149,622
                                                                -----------

TOTAL SHORT-TERM OBLIGATIONS                                      1,652,622
                                                                -----------
 (Cost - $1,652,622)

TOTAL INVESTMENT IN SECURITIES - 100.2%
 (Total Cost - $50,574,275)                                      66,423,870
Liabilities, Less Cash and Other Assets - .2%                      (140,759)
                                                                -----------

NET ASSETS - 100.0%
 (equivalent to $10.75 per share based
 on 6,164,150 shares outstanding)                               $66,283,111
                                                                ===========

 *   Non-income producing securities.
 **  Pledged as initial margin for Stock
     Index Futures Contracts.  At December
     31, 1995, the Fund was long 6 S&P 500
     Futures Contracts expiring in Mar.
     1996. Unrealized loss amounted
     to $29,550.


The Notes to Financial Statements are an integral part of these statements.

CIGNA Variable Products S&P 500 Index Fund

STATEMENT OF
ASSETS AND LIABILITIES

DECEMBER 31, 1995

ASSETS:
 Investments in securities, at market value
   (Cost -- $50,574,275)                            $66,423,870
 Cash on deposit with custodian                             570
 Receivable for fund shares sold                          3,877
 Dividends and interest receivable                      130,985
 Variation margin receivable                              2,100
 Investment for deferred compensation plan
   (Cost -- $45,442)                                     51,659
 Other                                                      828
                                                    -----------
     Total assets                                    66,613,889
                                                    -----------
LIABILITIES:
 Payable for investments purchased                      198,392
 Payable for fund shares repurchased                      6,632
 Accrued advisory fees payable                           20,450
 Payable for deferred compensation plan                  51,659
 Other accrued expenses (including $6,482
   due to affiliate)                                     53,645
                                                    -----------
     Total liabilities                                  330,778
                                                    -----------
NET ASSETS:
 (Equivalent to $10.75 per share based on
 6,164,150 shares outstanding)                      $66,283,111
                                                    ===========
COMPONENT OF NET ASSETS:
 Capital paid in                                    $50,441,483
 Distributions in excess of net
   investment income                                   (46,038)
 Accumulated net realized gains                          61,404
 Unrealized appreciation of investments              15,826,262
                                                    -----------

NET ASSETS                                          $66,283,111
                                                    ===========

STATEMENT OF
OPERATIONS

YEAR ENDED DECEMBER 31, 1995

INVESTMENT INCOME
 Income:
   Dividends                                         $1,471,083
   Interest                                             225,414     $ 1,696,497
                                                     ----------
 Expenses:
   Investment advisory fees                             213,557
   Custodian fees and expenses                          112,480
   Administrative services                               48,801
   Auditing and legal fees                               30,266
   Other                                                 25,175
   Trustees' fees                                        14,222         444,501
                                                     ----------     -----------

NET INVESTMENT INCOME                                                 1,251,996
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net realized gain from securities
   transactions                                                         841,069
 Net realized gain from futures
   transactions                                                         836,257
 Unrealized appreciation of
   investments                                                       16,116,399
 Unrealized depreciation of futures
   contracts                                                            (29,550)
                                                                    -----------
NET REALIZED AND UNREALIZED
 LOSS ON INVESTMENTS                                                 17,764,175
                                                                    -----------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                                          $19,016,171
                                                                    ===========

The Notes to Financial Statements are an integral part of these statements.

CIGNA Variable Products S&P 500 Index Fund

STATEMENT OF
CHANGES IN NET ASSETS


                                                      YEARS ENDED DECEMBER 31,
                                                        1995            1994
                                                    ------------    ------------
OPERATIONS:
 Net investment income                              $ 1,251,996     $ 1,281,213
 Net realized gain from securities transactions         841,069         110,651
 Net realized gain/(loss) from futures transactions     836,257        (155,097)
 Unrealized appreciation/(depreciation)
  of investments                                     16,116,399        (955,176)

 Unrealized appreciation/(depreciation)
  of futures contracts                                  (29,550)         17,050
                                                    ------------    ------------

 Net increase in net assets from operations          19,016,171         298,641
                                                    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income ($.27 and $.14
   per share, respectively)                          (1,592,502)       (938,698)
 In excess of net investment income                     (46,038)           --
   (less than $.01 per share)
 From net realized gain ($.18 and $.85
   per share, respectively)                          (1,065,000)     (5,214,268)
 Required for tax purposes in excess of
   realized gains ($.08 per share)                        --           (460,493)
                                                    ------------    ------------

 Total distributions to shareholders                 (2,703,540)     (6,613,459)
                                                    ------------    ------------

CAPITAL SHARE TRANSACTIONS:
 Net decrease from capital share transactions        (4,757,930)       (434,866)
                                                    ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS                11,554,701      (6,749,684)

NET ASSETS:
 Beginning of year                                   54,728,410      61,478,094
                                                    ------------    ------------
 End of year (including overdistributed net
   investment income of $46,038 and
   underdistributed net investment
   income of $340,506)                              $66,283,111     $54,728,410
                                                    ============    ============

The Notes to Financial Statements are an integral part of these statements.

CIGNA Variable Products S&P 500 Index Fund

NOTES TO
FINANCIAL STATEMENTS

1. UTILIZATION OF INDEXATION APPROACH. The CIGNA Variable PRoducts S&p 500 Index Fund (the "Fund"), known as the Companion Fund prior to January 2, 1996, seeks to achieve its long term growth objective by attempting to replicate the total return performance, reduced by Fund expenses, of The Standard & Poor's 500 Composite Stock Price Index.

2. SIGNIFICANT ACCOUNTING POLICIES. The Fund is a separate series of CIGNA Variable Products Group, a Massachusetts business trust (the "TRust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities, including warrants, that are listed on a national securities exchange or part of the NASDAQ National Market System are valued at the last sale price or, if there has been no sale that day, at the last bid price. Debt and other equity securities traded in the over-the-counter market, including listed securities whose primary markets are believed to be over-the-counter, are valued at the most recent bid price. Short-term investments with remaining maturities of up to and including 60 days are valued at amortized cost, which approximates market. Short-term investments that mature in more than 60 days are valued at current market quotations. Other securities and assets of the Fund are appraised at fair value as determined in good faith by, or under the authority of, the Trust's Board of Trustees.

FUTURES CONTRACTS - The Fund may purchase Standard & Poor's 500 futures contracts with the objective of earning returns on its short-term investments equivalent to returns on the Standard & Poor's 500 Composite Stock Price Index. As a result, the purchase of futures contracts simulates a fully invested position in the underlying index while maintaining liquidity. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the initial margin requirements. During the period a futures contract is open, changes in the value of a contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Daily variation margin payments are received or made, depending on whether there were unrealized gains or losses. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts include the risk that a change in the value of the contract may not correlate with the value of the underlying securities.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis. Securities gains and losses are determined on the basis of identified cost. The cost for federal income tax purposes is substantially the same.

CIGNA Variable Products S&P 500 Index Fund

NOTES TO
FINANCIAL STATEMENTS (Continued)

C. FEDERAL TAXES - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains, if any, to its shareholders. Therefore, no Federal income or excise taxes on realized income have been accrued.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions are recorded by the Fund on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. To the extent that such differences are permanent, a re-class to paid in capital may be required.

3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Investment advisory fees were paid or accrued to CIGNA investments, Inc. ("CII"), certain officers and directors of which are affiliated with the Fund. Such advisory fees are based on an annual rate of 0.35% applied to the average daily net assets of the Fund.

The Fund reimburses CII for a portion of the compensation and related expenses of the Fund's Treasurer and Secretary and certain persons who assist in carrying out the responsibilities of those offices. For the year ended December 31, 1995, the Fund paid $48,801.

CII is an indirect, wholly-owned subsidiary of CIGNA Corporation.

4. TRUSTEES' FEES. Trustees' fees represent remuneration paid or accrued to trustees who are not employees of CIGNA Corporation or any of its affiliates. Trustees may elect to defer receipt of all or a portion of their fees which are invested in mutual fund shares in accordance with a deferred compensation plan.

5. PURCHASES AND SALES OF SECURITIES. Purchases and sales of securities, excluding short-term obligations, aggregated $2,392,250 and $7,065,362, respectively, for the year ended December 31, 1995. As of December 31, 1995, the cost of securities for Federal income tax purposes was $51,016,081. At December 31, 1995, unrealized appreciation for Federal income tax purposes aggregated $15,407,789, of which $17,187,880 related to appreciated securities and $1,780,091 related to depreciated securities.

6. CAPITAL STOCK. The fund offers an unlimited number of shares of beneficial interest without par value. Of the 6,164,150 shares outstanding at December 31, 1995, 6,034,384 shares were held by State Street Bank and Trust Company as custodian under agreement with CG Life relating to variable annuity contracts issued by that company. The remainder, representing 2.1% of the shares outstanding, was held by an employee benefit plan established by CG Life for certain of its employees.

CIGNA Variable Products S&P 500 Index Fund

NOTES TO
FINANCIAL STATEMENTS (Continued)

Transactions in capital stock were as follows:

                                                          YEAR ENDED                YEAR ENDED
                                                      DECEMBER 31, 1995          DECEMBER 31, 1994
                                                    SHARES          AMOUNT      SHARES        AMOUNT
-----------------------------------------------------------------------------------------------------
Shares sold                                         161,710    $ 1,578,966     140,151   $ 1,241,778

Shares issued to shareholders
 in reinvestment of dividends
 and distributions                                  252,673      2,703,540     794,689     6,613,459
                                                   ---------   ------------   ---------  ------------
                                                    414,383      4,282,506     934,840     7,855,237

Shares redeemed                                    (935,565)    (9,040,436)   (929,467)   (8,290,103)
                                                   ---------   ------------   ---------  ------------

Net increase (decrease)                            (521,182)   $(4,757,930)      5,373   $  (434,866)
                                                   =========   ============   =========  ============

CIGNA Variable Products S&P 500 Index Fund

NOTES TO
FINANCIAL STATEMENTS (Continued)

7. FINANCIAL HIGHLIGHTS. The following selected per share data, ratios and supplemental data is computed on the basis of a share outstanding throughout the period.

----------------------------------------------------------------------------------------------
                                                1995      1994      1993      1992      1991
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR            $  8.19   $  9.20   $ 11.94   $ 12.83   $ 10.75
                                              --------  --------  --------  --------  --------
Income from investment operations
Net investment income *                          0.21      0.19      0.16      0.12      0.19
Net realized and unrealized gains (losses)       2.80     (0.13)     0.22      0.34      3.79
                                              --------  --------  --------  --------  --------

TOTAL FROM INVESTMENT OPERATIONS                 3.01      0.06      0.38      0.46      3.98
                                              --------  --------  --------  --------  --------
Less Distributions:
Dividends from net investment income            (0.27)    (0.14)    (0.17)    (0.12)    (0.20)
Distributions from capital gains                (0.18)    (0.85)    (2.95)    (1.23)    (1.70)
Required for tax purposes in excess
 of realized gains                                 --     (0.08)       --        --        --
                                              --------  --------  --------  --------  --------

TOTAL DISTRIBUTIONS                             (0.45)    (1.07)    (3.12)    (1.35)    (1.90)
                                              --------  --------  --------  --------  --------

NET ASSET VALUE, END OF YEAR                  $ 10.75   $  8.19   $  9.20   $ 11.94   $ 12.83
                                              ========  ========  ========  ========  ========

Total return                                    36.82%     0.67%     2.97%     3.59%    37.46%

Ratios and Supplemental Data:
Net assets, end of period (000)                $66,283   $54,728   $61,478   $68,287   $73,446
Ratio of expenses to
 average net assets                              0.73%     0.78%     0.66%     0.59%     0.56%
Ratio of net investment income
 to average net assets                           2.05%     2.23%     1.30%     0.94%     1.38%
Portfolio Turnover                                  4%        4%      185%**     82%       77%

* Net investment income per share has been calculated in accordance with SEC requirements, with the exception that end of year accumulated undistributed/(overdistributed) net investment income has not been adjusted to reflect current year permanent differences between financial and tax accounting. ** During November 1993, the portfolio was indexed to the S&P 500, resulting in a complete turnover of the portfolio at that time.

CIGNA Variable Products S&P 500 Index Fund

REPORT OF
INDEPENDENT ACCOUNTANTS



TO THE TRUSTEES
AND SHAREHOLDERS OF
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CIGNA Variable Products S&P 500 Index Fund, formerly the Companion Fund, (the "Fund") at December 31, 1995, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the years indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements" ) are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



/s/ Price Waterhouse LLP

160 Federal Street
Boston, Massachusetts
February 15, 1996

TRUSTEES AND OFFICERS
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND


Trustees:

R. Bruce Albro, Chairman;
Senior Managing Director
CIGNA Investments, Inc.

Hugh R. Beath
Managing Director,
AdMedia Corporate Advisors, Inc.

Russell H. Jones
Vice President,
Kaman Corporation

Paul J. McDonald
Executive Vice President, Finance
and Chief Financial Officer,
Friendly Ice Cream Corporation

Arthur C. Reeds III
President, CIGNA Investment
Management and CIGNA
Investments, Inc.

Officers:

R. Bruce Albro
Chairman of the Board and President

Alfred A. Bingham III
Vice President and Treasurer

Jeffrey S. Winer
Vice President and Secretary



CUSTODIAN AND TRANSFER AGENT:
State Street Bank and Trust Company
P.O. Box 2351
Boston, Massachusetts 02107

INVESTMENT ADVISER:
CIGNA Investments, Inc.
Hartford, Connecticut 06152

ADDRESS OF THE FUND:
1380 Main Street
Springfield, Massachusetts 01103



_______________________________________________________________________________


"Standard & Poor's(R)," "S&P(R)," " S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of the Standard & Poor's Corporation (S&P) and have been licensed for use by CG Life. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund.

This report has been prepared for the information of participants of CG Variable Annuity Accounts I & II pursuant to variable annuity contracts issued by Connecticut General Life Insurance Company and is not authorized for distribution to prospective investors unless preceded or accompanied by current prospectuses of both the annuity account under discussion and the CIGNA Variable Products S&P Index Fund.

________________________________________________________________________________

CIGNA Variable Products S&P 500 Index Fund (formerly Companion Fund) was organized by Connecticut General Life Insurance Company in 1968. The name of the Fund was changed in January 1996 from Companion Fund to CIGNA Variable Products S&P Index Fund to better reflect the Fund's investment strategy. Both CIGNA Investments, Inc. and CIGNA Financial Advisors, Inc. are affiliates of Connecticut General Life Insurance Company.

                                                               [LOGO OF CIGNA]
CG VARIABLE ANNUITY
ACCOUNTS I & II

CIGNA VARIABLE PRODUCTS
S&P 500 INDEX FUND

____________________

ANNUAL REPORT

____________________

DECEMBER 31, 1995



CG FLEXIBLE ANNUITY

CG GROUP VARIABLE ANNUITY